Share based compensation (Details) - The 2017 Plan	12 Months Ended
Dec. 31, 2021
Options
Share-based compensation
Contractual life	10 years
Options | Minimum
Share-based compensation
Vesting period	1 year
Options | Maximum
Share-based compensation
Vesting period	4 years
RSUs
Share-based compensation
Contractual life	10 years
RSUs | Minimum
Share-based compensation
Vesting period	1 year
RSUs | Maximum
Share-based compensation
Vesting period	4 years